SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2015, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Capitalized software development costs	$—	$—	$7,147,000	$7,147,000
Total	$—	$—	$7,147,000	$7,147,000
Liabilities:
Derivative liability	$—	$—	$1,284,000	$1,284,000
Total	$—	$—	$1,284,000	$1,284,000
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2014, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:	$—	$—	$—	$—
Liabilities:
Preferred stock – conversion feature	$—	$—	$150,000	$150,000
Preferred stock – warrants	$—	$—	$120,000	$120,000